SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH MAY 2003

        THE CENTRAL EUROPEAN EQUITY FUND, INC.
(Name of registered closed-end investment company)

              			     Approx Asset
Date	         Number    Price    Value or Approx       Seller
Each   Ident   Shares     Per      Asset Cov/Shr     or Seller's
Trans   Sec    Purch     Share    at Time of Purch      Broker


05-01	  CEE      1800      15.0000      18.13  	   	Weeden & Co
05-02   " "      1400      15.0629      18.27             " "
05-05	  " "      1500      15.3967      18.46		    " "
05-06   " "      1000      15.3800      18.75		    " "
05-07   " "      1700      15.5000      18.51		    " "
05-08   " "      2000      15.3400      18.50		    " "
05-09   " "      1700      15.4100      18.59		    " "
05-12   " "       500      15.5600      18.81		    " "
05-13   " "       200      15.7450      18.87		    " "
05-14   " "       100      15.9100      19.06		    " "
05-16   " "       500      15.9800      19.24		    " "
05-19   " "      1000      16.1400      19.33		    " "
05-20   " "      2000      16.1310      19.19		    " "
05-21   " "       500      16.0500      19.33		    " "
05-23   " "      1000      16.3000      19.62		    " "
05-27   " "      2000      16.3780      19.64		    " "
05-28   " "      1500      16.6000      19.75		    " "
05-29   " "      1200      16.5408      19.76		    " "
05-30   " "      1400      16.6700      19.79		    " "




The Central European Equity Fund, Inc.
Name of Registrant
By Isabella Chan - Fund Administrator
Date of Statement          06/03/03